INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

11. INVESTMENTS IN AFFILIATES

Investments in affiliates consist of the following:

	At December 31,
	2017		2018
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
	$	(%)	$	(%)
RE Tranquillity Holdings LLC (“Tranquillity”)	145,795	49	—	—
RE Silverlake Holdings LLC (“Garland”)	120,247	49	—	—
RE Roserock Holdings LLC (“Roserock”)	77,053	49	62,767	49
Suzhou Financial Leasing Co., Ltd.	14,129	6	14,361	6
Pirapora Solar Holding S.A.	6,551	20	—	—
Canadian Solar Infrastructure Fund, Inc.	23,866	14.76	23,990	14.66
Others	26,574	21-49	24,977	21-49
Total	414,215		126,095

Tax equity transactions

In 2015, the Company, through its wholly owned subsidiary, Recurrent, entered into the following tax equity transactions:

In August 2015, the Company completed the sale of 100% of the class A membership interests of RE Tranquillity Holdings LLC, the holding company of the Tranquillity project companies, to Southern Power ("Southern"), a subsidiary of Southern Company. The Company maintains 100% ownership in the class B membership interests of RE Tranquillity Holdings LLC. Southern paid the Company an initial contribution of $100 million in cash for the class A membership interests in RE Tranquillity Holdings LLC.

In October 2015, the Company completed the sale of 100% of the class A membership interests of RE Silverlake Holdings LLC, the holding company of the Garland project companies, to Southern. The Company maintains  100% ownership in the class B membership interests of RE Silverlake Holdings LLC. Southern paid the Company an initial contribution of $49 million in cash for the class A membership interests in RE Silverlake Holdings LLC.

In December 2015, the Company completed the sale of 100% of the class A membership interests of RE Roserock Holdings LLC, the holding company of the Roserock project companies, to Southern. The Company maintains 100% ownership in the class B membership interests of RE Roserock Holdings LLC. Southern paid the Company an initial contribution of $45 million in cash for the class A membership interests in RE Roserock Holdings LLC.

Under the LLC agreements, the class A membership interests and class B membership interests will receive 51% and 49%, respectively, of future cash flow distributions, and Southern is entitled to substantially all of the projects’ federal tax benefits.

Effective with the sale of the class A membership interests, the Company ceased having controlling financial interests in Tranquillity, Roserock and Garland, and accounted for the transactions as partial sales of real estates under ASC360-20. The Company also considered that it would continue to exercise significant influences over its retained interests in and has accounted for these interests pursuant to the equity method of accounting.

Under this method, the Company recognizes its equity in earnings attributable to class B membership interests according to its proportionate share of investees’ operating cash flows. Additionally, the Company amortizes the basis difference between the cost of investment and its proportionate share of the investees’ net assets over the estimated lives of the related assets.

In connection with these sales to Southern in 2015,  $190.4 million was recognized as revenue, and with the loss of controlling financial interests in Tranquillity,  Garland and Roserock, the Company derecognized net assets of $93.9 million, $56.4 million and $23.5 million, respectively, and recognized its class B membership interests in investments in affiliates.

Subsequent to sales of the class A membership interests, the Company further contributed nil and $5,908 million to the projects in 2017 and 2018, respectively.

In October 2018, the Company sold the 100% ownership in the Class B membership interest of Tranquility and Garland. The gain of the disposal was recorded in investment income.

In December 2018, the Company wrote down the class B membership interests in Roserock project to its anticipated resell value by $5.0 million.

Other investments

On September 8, 2015, SZSP established an entity, Suzhou Financial Leasing Co., Ltd., for cash consideration of $13,860, in which the Company holds 6% voting interests. One of five board members is designated by SZSP and, as such SZSP is considered having significant influence over the investee and the equity method is used in this investment.

On October 26, 2017, Canadian Solar Infrastructure Fund, Inc. ("CSIF") priced its initial public offering of 177,800 investment units at 100,000 Japanese yen per unit, before underwriting discounts. Of the units included in the offering, the Company purchased 25,395 units as the sponsor. In addition to initial private placement of 1,500 units and allotment of 7,000 shares on September 5, 2018, the Company has held 33,895 units as of December 31, 2018. On November 22, 2017, over-allotment issuance of 2,890 units and on October 4, 2018, over-allotment of 2,333 units was exercised by Mizuho Securities Co., Ltd. Also, on September 5, 2018, CSIF issued 46,667 investment units at 102,180 Japanese yen per unit, before underwriting discounts. A total of 231,190 units have issued by CSIF as of December 31, 2018, the Company owned 14.66% of total units. One out of the three members of the board of directors of CSIF represents the Company. The quorum for a board resolution of CSIF is a majority of the members of the board of directors, and the adoption of a resolution requires a majority of the votes presents.

In September 2018, the Company made full impairment charge of $0.7 million on investment in eNow, Inc., in which the Company holds 10% voting interests, due to deterioration of the investee’s financial position.

Equity in earnings (loss) of unconsolidated investees were $(4,404),  $9,411 and $5,908 for the years ended December 31, 2016, 2017 and 2018, respectively.